Accounting for Stock-Based Compensation (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Accounting for Stock-Based Compensation
Summary of option activity under the company's employee stock option plan

Options	Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at beginning of year	2,426	$53.60
Granted	3,461	$11.56
Exercised	—	$—
Expired or forfeited	—	$—
Outstanding at end of period	5,887	$28.88	4.5	$4,578
Options exercisable at end of period	4,637	$25.88	4.6	$4,578
Weighted-average fair value of options granted during the year	$9.34

	2011				2010
	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value	Shares	Weighted Average Exercise Price
Outstanding at beginning of year	316	$322.00			203	$514.00
Granted	2,250	$40.00			176	$228.00
Exercised	—	$—			—	$—
Expired or forfeited	(140)	$440.00			(63)	$682.00
Outstanding at end of year	2,426	$53.60	4.8	$—	316	$322.00
Exercisable at end of year	1,176		4.7	$—	316
Weighted-average fair value of options granted during the year	$34.20				$164.00

Price range of options
Outstanding	$40.00-$228.00				$228.00-$440.00
Exercised	$—				$—
Expired or forfeited	$440.00				$682.00